UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:
Address:


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:
Title:
Phone:

Signature, Place, and Date of Signing:

/s/ H.K. HALLETT                   Charlotte, NC
-----------------                ---------------               -----------------
   [Signature]                    [City, State]                      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
                                          -----------
Form 13F Information Table Entry Total:        80
                                          -----------
Form 13F Information Table Value Total:     $148,282
                                          -----------
                                          (thousands)

                                   TITLE OF                           MARKET        MARKET             INVESTMENT       VOTING
NAME OF ISSUER                     CLASS         SYMBOL  CUSIP         VALUE      VALUE DIV.  QUANTITY  DISCRETION     AUTHORITY
                                                                     6/30/2010     BY 1000                         NONE SOLE SHARED
------------------------------------------------------------------------------------------------------------------------------------
 1 A123 Systems Com                Common Stock    AONE   03739T108  $  1,267,467  $  1,267   134408      sole     1656   132853  0
 2 Abbott Labs                     Common Stock    ABT      2824100  $    312,257  $    312     6675      sole     6275      400  0
 3 Aecom Technologies Corp         Common Stock    ACM    00766T100  $    756,576  $    757    32809      sole      173    32636  0
 4 American Water Works Co.        Common Stock    AWK     30420103  $  2,418,672  $  2,419   117411      sole    12916   104495  0
 5 Aqua America, Inc.              Common Stock    WTR    03836W103  $  2,283,279  $  2,283   129145      sole   129145           0
 6 AT&T Incorporated               Common Stock    T      00206R102  $    207,183  $    207     8565      sole     8565           0
 7 Bank of America Corporation     Common Stock    BAC     60505104  $    717,804  $    718    49952      sole    49952           0
 8 Berkshire Hathaway  Inc Del Cl  Common Stock    BRKB    84670702  $  5,781,350  $  5,781    72548      sole    42417    30131  0
 9 Berkshire Hathaway Inc. Class   Common Stock    BRKA    84670108  $  1,920,000  $  1,920       16      sole       16           0
10 Best Buy Co., Inc.              Common Stock    BBY     86516101  $  1,392,530  $  1,393    41126      sole      192    40934  0
11 Calamos Conv Opps & Inc Fd      SH BEN INT      CHI    128117108  $  4,072,328  $  4,072   339927      sole   101824   238103  0
12 Calamos Strg Ttl Return Fd Com  COM SH BEN INT  CSQ    128125101  $    337,536  $    338    43836      sole    22081    21755  0
13 China Fd Inc                    Common Stock    CHN    169373107  $  3,360,819  $  3,361   128521      sole    18241   110280  0
14 Coca-Cola Company               Common Stock    KO     191216100  $    653,064  $    653    13030      sole    12730      300  0
15 Colgate-Palmolive Company       Common Stock    CL     194162103  $    367,258  $    367     4663      sole     4463      200  0
16 Comerica Incorporated           Common Stock    CMA    200340107  $    282,599  $    283     7673      sole     7673           0
17 Covanta Holding Corporation     Common Stock    CVA    22282E102  $  1,124,387  $  1,124    67775      sole      300    67475  0
18 Ctrip Com Intl Ltd ADR          Common Stock    CTRP   22943F100  $  1,053,220  $  1,053    28041      sole      144    27897  0
19 CVS/Caremark Corporation        Common Stock    CVS    126650100  $  1,650,012  $  1,650    56276      sole     5569    50707  0
20 Devon Energy Corporation        Common Stock    DVN    25179M103  $    772,587  $    773    12682      sole      145    12537  0
21 Duoyuan Global Water Inc.       Common Stock    DGW    266043108  $  1,821,090  $  1,821   103471      sole      828   102643  0
22 Eaton Vance Txmg Gl Bu          Common Stock    ETW    27829C105  $  2,498,507  $  2,499   222882      sole   222387      495  0
23 Energy Recovery Inc Com         Common Stock    ERII   29270J100  $    710,628  $    711   177657      sole    10120   167537  0
24 Enernoc Inc.                    Common Stock    ENOC   292764107  $  1,414,014  $  1,414    44975      sole      498    44477  0
25 Exelon Corporation              Common Stock    EXC    30161N101  $  1,863,913  $  1,864    49089      sole    49089           0
26 Exxon Mobil Corporation         Common Stock    XOM    30231G102  $  2,506,942  $  2,507    43927      sole    43727      200  0
27 Fluor Corporation               Common Stock    FLR    343412102  $  2,234,523  $  2,235    52577      sole    25139    27438  0
28 General Dynamics Corporation    Common Stock    GD     369550108  $  3,879,951  $  3,880    66256      sole    34443    31813  0
29 General Electric Company        Common Stock    GE     369604103  $  3,709,138  $  3,709   257222      sole   133247   123975  0
30 Google Inc. Class A             Common Stock    GOOG   38259P508  $  2,358,680  $  2,359     5301      sole       62     5239  0
31 Greater China Fund Inc          Common Stock    GCH    39167B102  $    304,787  $    305    28091      sole    28091           0
32 H. J. Heinz Company             Common Stock    HNZ    423074103  $    233,388  $    233     5400      sole     5400           0
33 Intel Corporation               Common Stock    INTC   458140100  $  2,946,399  $  2,946   151486      sole   148158     3328  0
34 iShares Dow Jones US Real Esta  Common Stock    IYR    464287739  $    224,968  $    225     4765      sole     4765           0
35 iShares Goldman Sachs Investop  Common Stock    LQD    464287242  $  3,269,201  $  3,269    30142      sole    30142           0
36 iShares Lehman Aggregate Bond   Common Stock    AGG    464287226  $    509,026  $    509     4746      sole     4746           0
37 iShares MSCI EAFE Index Fund    Common Stock    EFA    464287465  $    406,929  $    407     8749      sole     8749           0
38 iShares S&P U.S. Preferred Sto  Common Stock    PFF    464288687  $  3,618,835  $  3,619    97648      sole    97648           0
39 iShares Tr 1-3 Yr Trs Bd        Common Stock    SHY    464287457  $    262,034  $    262     3115      sole     3115           0
40 iShares Tr Barclys 1-3yr Cr     Common Stock    CSJ    464288646  $    487,371  $    487     4691      sole     4691           0
41 iShares Tr US Tips Bd Fd        Common Stock    TIP    464287176  $  1,769,089  $  1,769    16547      sole    16547           0
42 Itron, Inc.                     Common Stock    ITRI   465741106  $  1,507,110  $  1,507    24379      sole      704    23675  0
43 ITT Corporation                 Common Stock    ITT    450911102  $  3,346,289  $  3,346    74494      sole    39873    34621  0
44 Johnson & Johnson               Common Stock    JNJ    478160104  $  4,587,541  $  4,588    77676      sole    44516    33160  0
45 Kinder Morgan Mgmt (KMR)        Common Stock    KMR    49455U100  $  3,335,694  $  3,336    58945      sole    58943        2  0
46 Kraft Foods Inc.                Common Stock    KFT    50075N104  $  2,145,808  $  2,146    76636      sole    76636           0
47 Longtop Financial Technologies  Common Stock    LFT    54318P108  $  1,880,366  $  1,880    58036      sole      409    57627  0
48 Macquarie Global Infrastructur  Common Stock    MGU    55608D101  $  3,729,248  $  3,729   283593      sole   152207   131386  0
49 Mastercard Incorporated         Common Stock    MA     57636Q104  $    838,625  $    839     4203      sole      101     4102  0
50 McDermott International         Common Stock    MDR    580037109  $  1,640,723  $  1,641    75749      sole             75749  0
51 Microsoft Corporation           Common Stock    MSFT   594918104  $  3,379,326  $  3,379   146863      sole    70898    75965  0
52 Nextera Energy Inc.             Common Stock    NEE    65339F101  $  2,081,906  $  2,082    42697      sole    42697           0
53 Nuveen Floating Rate Income Fu  Common Stock    JFR    67072T108  $    574,822  $    575    53175      sole    53175           0
54 Oracle Corporation              Common Stock    ORCL   68389X105  $  1,776,652  $  1,777    82789      sole     3678    79111  0
55 PepsiCo                         Common Stock    PEP    713448108  $  4,345,343  $  4,345    71294      sole    46375    24919  0
56 Pfizer Inc.                     Common Stock    PFE    717081103  $    490,031  $    490    34364      sole    34364           0
57 Piedmont Natural Gas Company,   Common Stock    PNY    720186105  $    372,290  $    372    14715      sole    14715           0
58 Potash Corp Sask Inc            Common Stock    POT    73755L107  $  1,176,831  $  1,177    13646      sole      311    13335  0
59 PowerShares DB Agriculture Fun  Common Stock    DBA    73936B408  $  3,696,787  $  3,697   154097      sole    71349    82748  0
60 PowerShares Global Water Portf  Common Stock    PIO    73936T623  $    220,548  $    221    13758      sole    13758           0
61 PowerShares Wilderhill Clean E  Common Stock    PBW    73935X500  $  1,015,311  $  1,015   122919      sole     7283   115636  0
62 Procter & Gamble Company        Common Stock    PG     742718109  $  4,431,368  $  4,431    73881      sole    45797    28083  0
63 Progress Energy, Inc.           Common Stock    PGN    743263105  $    230,996  $    231     5890      sole     5890           0
64 Proshares Ultrashort S&P 500    Common Stock    SDS    74347R883  $  8,466,173  $  8,466   224555      sole     1375   223180  0
65 Qiagen N.V.                     Common Stock    QGEN   N72482107  $    874,414  $    874    45495      sole      821    44674  0
66 Roche Hldg Ltd Spons            Common Stock    RHHBY   71195104  $  2,795,133  $  2,795    80862      sole    38333    42529  0
67 Royal Bank of Canada            Common Stock    RY     780087102  $    636,611  $    637    13321      sole    12819      502  0
68 Rydex ETF Trust Health Care     Common Stock    RYH    78355W841  $  1,315,809  $  1,316    24636      sole    24636           0
69 Saul Centers, Inc.              Common Stock    BFS    804395101  $    237,686  $    238     5850      sole     5850           0
70 SCANA Corporation               Common Stock    SCG    80589M102  $  1,259,472  $  1,259    35220      sole    35220           0
71 Sonoco Products Company         Common Stock    SON    835495102  $    246,492  $    246     8087      sole     8087           0
72 Spdr Gold Trust Gold Shs        Common Stock    GLD    78463V107  $    505,580  $    506     4155      sole     3850      305  0
73 Targacept Inc                   Common Stock    TRGT   87611R306  $    322,482  $    322    16683      sole    16683           0
74 Teva Pharmaceutical Industries  Common Stock    TEVA   881624209  $  2,016,224  $  2,016    38781      sole     1339    37442  0
75 The India Fund, Inc.            Common Stock    IFN    454089103  $  2,945,577  $  2,946    97374      sole     8236    89138  0
76 United Technologies Corporatio  Common Stock    UTX    913017109  $  4,857,856  $  4,858    74840      sole    43416    31424  0
77 Veeco Instruments, Inc.         Common Stock    VECO   922417100  $  1,068,302  $  1,068    31164      sole      701    30463  0
78 Verizon Communications          Common Stock    VZ     92343V104  $  3,803,363  $  3,803   135737      sole    79158    56579  0
79 Williams Companies, Inc.        Common Stock    WMB    969457100  $  1,075,138  $  1,075    58815      sole    58815           0
80 Zimmer Hldgs Incorporated       Common Stock    ZMH    98956P102  $  1,292,232  $  1,292    23908      sole    23908           0
                                                                     $148,282,500  $148,282
                                                                                           5,157,098